Disclosure of detailed information about interest and finance expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Feb. 09, 2015
Statement [Line Items]
Borrowings, interest rate				6.50%	5.75%
Interest expense	$ 7,104	$ 6,665	$ 7,429
Finance expense	4,181	2,096	4,069
Interest and finance expenses	$ 11,285	8,761	11,498
Interest on 5.75% convertible debentures [Member]
Statement [Line Items]
Borrowings, interest rate	5.75%
Interest expense	$ 4,312	4,313	3,381
Interest on 6.5% convertible debentures [Member]
Statement [Line Items]
Borrowings, interest rate	6.50%
Interest expense	$ 0	775	3,123
Interest on revolving credit facility [Member]
Statement [Line Items]
Interest expense	$ 2,792	1,577	925
Accretion on 6.5% convertible debentures [Member]
Statement [Line Items]
Borrowings, interest rate	6.50%
Finance expense	$ 0	365	1,436
Accretion on asset retirement obligation [Member]
Statement [Line Items]
Finance expense	766	723	1,472
Revolving credit facility guarantee fee [Member]
Statement [Line Items]
Finance expense	2,646	0	0
Amortization of revolving credit facility transaction costs [Member]
Statement [Line Items]
Finance expense	481	870	877
Others [Member]
Statement [Line Items]
Finance expense	$ 288	$ 138	$ 284